Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2022
Investments in Associates and Joint Ventures Disclosure [Abstract]
Investments in Associates and Joint Ventures

14. Investments in Associates and Joint Ventures

As of December 31, this caption comprises:

In thousands of soles	2020	2021	2022
Associates	27,246	22,047	2,753
Joint ventures	8,270	9,126	12,163
	35,516	31,173	14,916

The amounts recognized in the statement of profit or loss as value of equity interest are as follows:

In thousands of soles	2020	2021	2022
Associates	(1,635)	(3,693)	(1,144)
Joint ventures	2,405	2,832	3,051
	770	(861)	1,907

A. Investments in associates

Set out in the table below are the associates of the Corporation as of December 31, 2021 and 2022. The associates listed below have share capital solely consisting of common shares, which are held directly by the Corporation. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

	Class of	Interest in capital		Carrying amount
In thousands of soles	share	2021	2022	2021	2022
Entity		%	%
Inversiones Maje S.A.C.	Common	9.59	9.59	2,043	2,103
Obratres S.A.C.	Common	37.50	37.50	3,400	649
Gasoducto Sur Peruano S.A. (i)	Common	20.00	20.00	-	-
Concesionaria Chavimochic S.A.C. (ii)	Common	26.50	26.50	16,295	-
Others	Common			309	1
				22,047	2,753

The movement of investments in associates is as follows:

In thousands of soles	2020	2021	2022
Balance at January, 1	28,875	27,246	22,047
Impairment of investment (ii)	(38)	-	(14,804)
Decrease in capital	-	-	(2,937)
Equity interest in results	(1,635)	(3,693)	(1,144)
Dividends received	-	(1,483)	(380)
Conversion adjustment	44	(23)	(29)
Balance at December, 31	27,246	22,047	2,753

The most significant associates are described as follows:

i. Gasoducto Sur Peruano S.A.

In November 2015, the Corporation acquired a 20% interest in Gasoducto Sur Peruano S.A. and obtained a 29% interest in Consorcio Constructor Ductos del Sur (hereinafter “CCDS”) through its subsidiary Cumbra Peru S.A.

On July 22, 2014, GSP signed a concession agreement with the Peruvian Government to build, operate, and maintain a pipeline transportation system of natural gas to meet the demand of cities in the south of Peru (hereinafter the “Concession Agreement”). Additionally, GSP signed an engineering, procurement and construction agreement with CCDS.

The Corporation made an investment of US$ 242.5 million (equivalent to S/811 million) and had to assume 20% of the performance bond established in the concession agreement for US$ 262.5 million and 21.49% of the guarantee for a bridge loan of US$ 600 million.

Early termination of the Concession Agreement

On January 24, 2017 the Peruvian Ministry of Energy and Mines (hereinafter “MEM”) notified the early termination of the Concession Agreement under Clause 6.7 for the failure of the concessionaire to accredit the financial closure within the contractual term, proceeding with the immediate execution of the entirety of the faithful performance guarantee.

The situation described in the previous paragraph caused Management to recognize the impairment between 2016 and 2019 of its total investment (US$242.5 million), and required the register of the account receivable resulting from the execution of the counter-guarantees granted by AENZA S.A.A. in favor of the entity issuing the guarantees: for US$ 52.5 million corresponding to the performance bond and US$ 129 million corresponding to the corporate guarantee on the bridge loan granted to GSP. According to the Concession Agreement, the guarantees were paid on behalf of GSP, therefore, AENZA S.A.A. recognized the right to collect from GSP for US$181.5 million, which were recorded in 2016 as accounts receivable from related parties. Likewise, Cumbra Peru recognized the value of accounts receivable from CCDS for US$73.5 million and lost profits for US$10 million, which correspond to receivables from GSP (Note 11) for the balance of the account receivable from GSP.

On October 11, 2017, the agreement deed for the delivery of the assets of the south Peruvian gas pipeline concession between GSP and MEM was signed. The assets include the works, equipment, facilities and engineering studies provided for the execution of the project.

Upon termination of the Concession Agreement, and in accordance with the provisions of clause 20 thereof, the Peruvian Government had the obligation to hire an internationally recognized auditing firm to calculate the Net Book Value (hereinafter “NBV”) of the concession assets, and to call up to three auctions on GSP’s assets. However, to date, the Peruvian State continues to fail to comply with these contractual obligations. The amount of the VCN was calculated at US$2,602 million by an independent auditing firm hired by GSP as of December 31, 2016, this figure was subsequently adjusted to US$2,110 million as a result of variations in the balances related to the works carried out by the consortium, which in turn is reported in its audited financial statements as of December 31, 2017.

Collection Actions of AENZA S.A.A.

On December 21, 2018, the Company asked the Peruvian Government for direct treatment and requested the payment of NBV in favor of GSP. On October 18, 2019, the Company filed with CIADI an arbitration request. On December 27, 2019 the Company withdrew the arbitration in compliance with a preliminary plea agreement signed with the Attorney General´s Office and Ad-hoc Peruvian Public Prosecutor’s Office on the same date (Note 1). Withdrawing the arbitration before CIADI does not involve the loss of collection rights of the Company against GSP and does not restrict, limit, or impede GSP from asserting its rights against the Peruvian Government.

The Company and its internal and external legal advisors consider that the payment owed by the Government to GSP for the NBV are not within the withholding scope under Law 30737 that ensures the immediate payment of civil compensation in favor of the Peruvian Government in cases of corruption and related crimes, since this payment does not include any profit margin and/or not correspond to the sale of assets related to the project, but to a reimbursement for the investment made by the Concessionaire.

Bankruptcy of GSP

On December 4, 2017, GSP started a bankruptcy proceeding before the INDECOPI. The Company maintains receivable recognized by INDECOPI of US$0.4 million and US$169.3 million, the latter held under trust in favor of the creditors of the Company. In addition, it has indirectly recognized claims of US$11.8 million. On the other hand, the debt of Cumbra Peru S.A. is recognized in INDECOPI indirectly through the Constructor Ductos del Sur of US$88.7 million. As of the date of this report, GSP is under liquidation and AENZA S.A.A. chairs the Board of Creditors.

On April 11, 2023, the Liquidation Agreement was approved, which defines the framework for the liquidator’s actions. The Liquidation Agreement includes the granting of powers to the liquidator with respect to representation, administrative, contractual and other relevant powers that allow him to comply with the obligations for which he was appointed, as well as the actions he is allowed to take in order to recover GSP’s assets and in accordance with the mechanisms set forth in the General Law of the Insolvency System.

On April 13, 2023, and under the powers granted to him by the Liquidation Agreement, the Liquidator requested the MEM to initiate the Direct Treatment procedure stipulated in the Concession Agreement.

Amounts recognized in the consolidated financial statements (note 11).

As of December 31, 2022, the net value of the account receivable from GSP is approximately US$142.4 million equivalent to S/542.4 million (US$161.9 million equivalent to S/643.9 million at December 31, 2021), which comprises the recognition in the following entities of the Corporation: i) AENZA S.A.A. holds US$63.9 million (equivalent to S/243. 2 million) discounted to present value net of impairment and the effect of the exchange difference (US$81.1 million equivalent to S/322.6 million at December 31, 2021) and; ii) Cumbra Peru S.A. holds US$78.5 million (equivalent to S/299.2 million) discounted to present value net of the effect of the exchange difference (US$80.8 million equivalent to S/321.3 million at December 31, 2021).

The Company’s management maintains the recovery estimate in 8 years, applying a discount rate of 5.85% (recovery term of 8 years with a discount rate of 2.73% as of December 31, 2021). These estimates generated during 2022 a present value effect of approximately S/72.2 million (S/32.8 million in 2021) which has been recognized in the consolidated statement of profit or loss under the caption “Financial income and expenses loss from present value” (Note 26.B).

Based on management’s assessment and in conjunction with the opinion of the internal legal department and external legal counsel, the estimate of recoverability, impairment allowances and the net recognized value of the account receivable from GSP as of December 31, 2021 and 2022 is reasonable and sufficient as of the reporting date of the Corporation’s consolidated financial statements, see also Notes 5.A.iv and 11.

ii. Concesionaria Chavimochic S.A.C.

In May 2014, Concesionaria Chavimochic S.A.C. (hereinafter the “Concessionaire”), in which AENZA has 26.5% of interest, signed an agreement with the Peruvian Government (hereinafter the “Concession Agreement”) for the design, construction, operation, and maintenance of major hydraulic works of Chavimochic Project (hereinafter the “Project”). The construction of the work started in 2015 with a concession term of twenty-five (25) years and a total investment of about US$ 647 million.

According to the Concession Agreement, the works of the third stage of the Project were structured in two phases. To date, the works of the first phase (Palo Redondo Dam) are 70% in progress. However, at the beginning of 2017, the procedure for early termination of the Concession Agreement was initiated due to the breach of contract by the Grantor, and all activities were suspended in December 2017. Due to the fact that no agreement was made, the Concessionaire initiated an arbitration process before the United Nations Commission On International Trade Law (UNCITRAL).

On October 4, 2022, the Arbitration Court notified the parties with the award, which provided for the early termination of the Concession Agreement and ordered, among other things, that the Grantor pay the Concessionaire the amount of US$ 25.3 million as a consequence of its failure to provide the Project Control Delivery, and the execution of 70% of the Performance Bond or the payment of US$ 25 million for the Concessionaire’s failure to obtain evidence of financial closing.

Despite the requests for exclusion and integration of the award filed by the Concessionaire, the Court did not issue a decision within the deadline, and the award was consented to. As of December 31, 2022, an impairment of its total investment amounting to S/ 14.5 million was recorded.

In February 2023, the Grantor partially executed the Concessionaire’s performance bond, where AENZA S.A.A. was required to assume a total of US$7.5 million. Likewise, prior to the closing of this report, the Grantor requested the execution of the balance of the Concessionaire’s performance bond, where AENZA S.A.A. is responsible for US$ 2 million. The Concessionaire is currently coordinating the necessary legal actions for the full execution of the award so that the Grantor complies with the obligations arising therefrom. Likewise, the Concessionaire will initiate legal actions against the Grantor for what it considers an arbitrary execution of the balance of the performance bond without the arbitration court having granted the possibility of executing the bond for a higher amount.

B. Investment in Joint Ventures

Set out below are the joint ventures of the Corporation as of December 31:

				Carrying amount
	Class of	Interest in capital		As of December 31
In thousands of soles	share	2021	2022	2021	2022
Entity
Logistica Quimicos del Sur S.A.C.	Common	50.00%	50.00%	8,951	12,049
Others				175	114
				9,126	12,163

The movement of investments in joint ventures was as follows:

In thousands of soles	2020	2021	2022
Balance at January, 1	8,160	8,270	9,126
Equity interest in results	2,405	2,832	3,051
Dividends received	(2,318)	(1,962)	-
Conversion adjustment	23	(14)	(14)
Balance at December, 31	8,270	9,126	12,163

The following table shows the financial information of the main joint ventures:

	Logistica Quimicos del Sur S.A.C.
	As of December 31
In thousands of soles	2021	2022

Current
Cash and cash equivalents	3,096	8,283
Other current assets	2,068	1,879
Total current assets	5,164	10,162

Other current liabilities	(3,899)	(1,444)
Total current liabilities	(3,899)	(1,444)

Non-current
Total non-current assets	34,027	32,546
Total non-current liabilities	(17,392)	(17,168)
Net assets	17,900	24,096

Revenues	14,847	14,937
Depreciation and amortization	(2,400)	(2,262)
Interest expenses	(366)	(169)
Profit from operations	8,140	8,923
Income tax expense	(2,473)	(2,727)
Profit or loss from operations after income tax	5,667	6,196
Total comprehensive income	5,667	6,196

The Corporation did not receive dividends from Logistica Quimicos del Sur S.A. in 2022 (S/ 2 million in 2021).